Assets held for sale, liabilities of disposal groups held for sale and business acquisitions	12 Months Ended
Dec. 31, 2024
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Assets held for sale, liabilities of disposal groups held for sale and business acquisitions	23Assets held for sale, liabilities of disposal groups held for sale and business acquisitions

	2024	2023
	$m	$m
Held for sale at 31 Dec
Disposal groups	27,126	115,836
Unallocated impairment losses[1]	(31)	(1,975)
Non-current assets held for sale	139	273
Assets held for sale	27,234	114,134
Liabilities of disposal groups held for sale	29,011	108,406
1This represents impairment losses in excess of the carrying value of the non-current assets, excluded from the measurement scope of IFRS 5.
Disposal groups
France retail banking operations
On 1 January 2024, HSBC Continental Europe completed the sale of its retail banking business in France to CCF, a subsidiary of Promontoria
MMB SAS (‘My Money Group’). The sale also included HSBC Continental Europe’s 100% ownership interest in HSBC SFH (France) and its 3%
ownership interest in Crédit Logement.
Upon completion and in accordance with the terms of the sale, HSBC Continental Europe received a €0.1bn ($0.1bn) profit participation interest in the ultimate holding company of My Money Group. The associated impacts on initial recognition of this stake at fair value were recognised as part of the pre-tax loss on disposal in 2023, upon the reclassification of the disposal group as held for sale. In accordance with the terms of the sale, HSBC Continental Europe retained a portfolio of €7.1bn ($7.4bn) at the time of the sale, consisting of home and certain other loans, and the CCF brand, which it licensed to the buyer under a long-term licence agreement. Additionally, HSBC Continental Europe’s subsidiaries,
HSBC Assurances Vie (France) and HSBC Global Asset Management (France), entered into distribution agreements with the buyer.
The customer lending balances and associated income statement impacts of the portfolio of retained loans, together with the profit participation interest and the licence agreement of the CCF brand, were reclassified from WPB to Corporate Centre, with effect from 1 January
2024.
During the fourth quarter of 2024, we began the process of marketing the retained home and other loan portfolio for sale, which had a carrying value of €6.7bn ($6.9bn) at 31 December 2024. As a result, we reclassified the portfolio to a hold-to-collect-and-sell business model from
1 January 2025 and will measure it prospectively from the first quarter of 2025 at fair value through other comprehensive income. We expect to recognise an estimated $1bn fair value pre-tax loss in other comprehensive income on the remeasurement of the financial instruments. The valuation of this portfolio of loans may be substantially different in the event of a sale due to entity and deal-specific factors, including funding costs and the value of customer relationships. In the event of a sale, upon completion, the cumulative fair value changes recognised through other comprehensive income, which would reflect the terms of an agreed sale, would reclassify to the income statement. In December 2024, we entered into non-qualifying economic hedges, hedging interest rate risk on the portfolio and recognised a $0.1bn mark-to-market gain year-
to-date.
Canada banking business
On 28 March 2024, HSBC Overseas Holdings (UK) Limited, a direct subsidiary of HSBC Holdings plc, completed the sale of HSBC Bank Canada to the Royal Bank of Canada.
The completion of the transaction resulted in a gain on sale of $4.8bn, inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn in other reserves losses. The gain on sale also included $0.3bn in fair value gains recognised on the related foreign exchange hedges in the first quarter of 2024. There was no tax on the gain recognised at completion due to the substantial shareholding exemption rule in the UK.
Following the completion of this transaction, the Board approved a special dividend of $0.21 per share, which was paid in June 2024 alongside the first interim dividend.
Argentina business
On 6 December 2024, HSBC Latin America B.V. completed the sale of its business in Argentina to Grupo Financiero Galicia (‘Galicia‘).
Galicia acquired all of HSBC Argentina’s business covering banking, asset management and insurance, together with $100m of subordinated debt issued by HSBC Argentina and held by HSBC Latin America Holdings (UK) Limited for a base consideration of $550m. The consideration was adjusted for the results of the business and fair value gains or losses on HSBC Argentina’s securities portfolios during the period between
31 December 2023 and 30 November 2024. HSBC received the purchase consideration in a combination of cash and Galicia’s American
Depositary Receipts (‘ADRs‘), with ADRs representing less than a 10% economic interest in Galicia. At 31 December 2024, the fair value of the
ADRs received and held as fair value through profit and loss was $0.7bn.
For the year ended 31 December 2024, we recognised a $1.0bn pre-tax loss and we recycled $5.2bn foreign currency reserve and other reserve losses to the income statement on completion. There was no tax deduction on the loss recognised.
Other disposals
On 30 May 2024, HSBC Europe BV, a wholly-owned subsidiary of HSBC Bank plc, completed the sale of HSBC Bank (RR) (Limited Liability
Company) to Expobank. Foreign currency translation reserve losses of $0.1bn were recognised in the income statement upon completion.
On 6 July 2024, The Hongkong and Shanghai Banking Corporation Limited (acting through its Mauritius branch) completed the sale of its
Wealth and Personal Banking business in Mauritius to Absa Bank (Mauritius) Limited, a wholly-owned subsidiary of Absa Group Limited. The financial impact of the sale was not significant for the Group.
On 23 September 2024, HSBC Continental Europe, a wholly owned subsidiary of HSBC Bank plc, reached an agreement to sell its private banking business in Germany to BNP Paribas and the disposal group met the held for sale criteria at 31 December 2024. This sale, which remains subject to works council consultation, is expected to be completed in the second half of 2025. The sale is expected to generate an estimated pre-tax gain on disposal of $0.2bn, which will be recognised on completion.
On 25 September 2024, HSBC reached an agreement to transfer its business in South Africa to local lender FirstRand Bank Ltd and the disposal group met the held for sale criteria at 31 December 2024. The transaction, which is subject to regulatory and governmental approvals, is expected to complete in the second half of 2025. At closing, cumulative foreign currency translation reserves and other reserves will recycle to the income statement. At 31 December 2024, foreign currency translation reserve and other reserve losses stood at $0.2bn.
On 29 November 2024, HSBC Europe BV completed the sale of HSBC Bank Armenia to Ardshinbank with a year-to-date loss of $0.1bn recognised.
On 20 December 2024, HSBC Continental Europe signed a Memorandum of Understanding (‘MoU’) for the planned sale of its French life insurance business, HSBC Assurances Vie (France), to Matmut Société d’Assurance Mutuelle. The transaction, which is subject to regulatory approvals and employee consultation, is expected to complete in the second half of 2025. The disposal group met the held for sale criteria at
31 December 2024, resulting in the reclassification of $24.2bn in assets and $23.4bn in liabilities to held for sale, and the recognition of an immaterial loss on disposal. The total pre-tax loss at completion is estimated at $0.2bn inclusive of migration costs and the recycling of cumulative foreign currency translation reserves, insurance finance reserves and other reserves which stood at a net loss of $0.1bn as at
31 December 2024.
At 31 December 2024, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	French Life Insurance Business	German Private Banking Business	South Africa[1]	Other	Total
	$m	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	—	1,896	—	—	1,896
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	14,560	—	—	—	14,560
Derivatives	26	—	10	—	36
Loans and advances to banks	144	—	—	—	144
Loans and advances to customers	—	309	656	—	965
Financial investments[2]	8,500	—	—	—	8,500
Goodwill	—	5	—	—	5
Prepayments, accrued income and other assets	992	21	7	—	1,020
Total assets at 31 Dec 2024	24,222	2,231	673	—	27,126

Liabilities of disposal groups held for sale
Customer accounts	—	2,085	3,294	20	5,399
Financial liabilities designated at fair value	11	119	—	—	130
Derivatives	—	—	19	—	19
Insurance contract liabilities	21,811	—	—	—	21,811
Accruals, deferred income and other liabilities	1,598	22	32	—	1,652
Total liabilities at 31 Dec 2024	23,420	2,226	3,345	20	29,011

Expected date of completion	Second half of 2025	Second half of 2025	Second half of 2025
Operating segment	WPB	WPB	GBM and Corporate Centre
1    Under the financial terms of the sale of our South Africa business, HSBC Bank plc will transfer the business with a net asset value of $0.7bn for a book value less any provisions. The purchase price will be satisfied by the transfer of agreed liabilities of $3.3bn. Any required increase to the net asset value of the business to achieve this will be satisfied by the inclusion of additional cash. Based upon the net liabilities of the disposal group at 31 December 2024, HSBC would be expected to include a cash contribution of $2.6bn.
2Represents financial investments measured at fair value through other comprehensive income.
At 31 December 2023, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	Canada	Retail banking operations in France	Other	Total
	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	5,370	226	—	5,596
Trading assets	2,465	—	—	2,465
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15	49	—	64
Derivatives	528	—	—	528
Loans and advances to banks	154	10,333	—	10,487
Loans and advances to customers	56,129	16,902	254	73,285
Reverse repurchase agreements – non-trading	2,723	—	—	2,723
Financial investments[1]	16,978	33	—	17,011
Goodwill	225	—	—	225
Prepayments, accrued income and other assets	3,318	132	2	3,452
Total assets at 31 Dec 2023	87,905	27,675	256	115,836

Liabilities of disposal groups held for sale
Trading liabilities	1,417	—	—	1,417
Deposits by banks	78	—	—	78
Customer accounts	63,001	22,307	642	85,950
Repurchase agreements – non-trading	2,768	—	—	2,768
Financial liabilities designated at fair value	—	2,370	—	2,370
Derivatives	608	7	—	615
Debt securities in issue	7,707	1,377	—	9,084
Subordinated liabilities	8	—	—	8
Accruals, deferred income and other liabilities	5,916	196	4	6,116
Total liabilities at 31 Dec 2023	81,503	26,257	646	108,406

Date of completion	28 March 2024	1 January 2024
Operating segment	All global businesses	WPB
1Includes financial investments measured at fair value through other comprehensive income of $9.4bn and debt instruments measured at amortised cost of
$7.6bn.
Business acquisitions
In October 2023, HSBC Global Asset Management Singapore Limited, a wholly-owned subsidiary of The Hongkong and Shanghai Banking
Corporation Limited, entered into an agreement to acquire 100% of the shares of Silkroad Property Partners Pte Ltd (‘Silkroad’) and for HSBC
Global Asset Management Limited to acquire Silkroad’s affiliated General Partner entities. Silkroad is a Singapore headquartered Asia-Pacific-
focused, real estate investment manager. The acquisition was completed on 31 January 2024.
In October 2023, HSBC Bank (China) Company Limited, a wholly-owned subsidiary of The Hongkong and Shanghai Banking Corporation
Limited, entered into an agreement to acquire Citibank China’s retail wealth management portfolio in mainland China. The portfolio comprises assets under management and deposits and the associated wealth customers. The acquisition was completed on 7 June 2024.
The financial impact of these business acquisitions was not significant for the Group.